Summary of significant accounting policies - Impairment Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Impairment of long-lived assets	$ 6,636	$ 8,790	$ 18,950
Impairment of goodwill	1,085	273	167
Mexico
Goodwill [Line Items]
Impairment of goodwill	$ 1,085
Ecuador
Goodwill [Line Items]
Impairment of goodwill		$ 273
Peru
Goodwill [Line Items]
Impairment of goodwill			$ 167